SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Diversified Alpha Fund
Large Cap Disciplined Equity Fund
Large Cap Index Fund
Small Cap Fund
Small/Mid Cap Equity Fund
International Equity Fund
World Equity Ex-US Fund
Emerging Markets Equity Fund
Global Equity Fund
Global Managed Volatility Fund
Enhanced Income Fund
Core Fixed Income Fund
High Yield Bond Fund
Long Duration Fund
Extended Duration Fund
Emerging Markets Debt Fund
Real Return Plus Fund

Supplement dated December 20, 2007
to the Class A Shares Prospectus dated September 30, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Name of the Enhanced Income Fund

At a meeting held on December 5, 2007, the Board of Trustees of SEI Institutional Investments Trust approved changing the name of the Trust's Enhanced Income Fund to the Enhanced LIBOR Opportunities Fund, effective January 2, 2008. The Fund's investment objective and principal strategies will not change as a result of this change and the Fund will continue to be managed in the manner described in the Prospectus. Accordingly, the Prospectus is hereby amended to reflect the change to the Fund's name.

Change in Sub-Adviser for the Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds. In the sub-sections entitled "Large Cap Diversified Alpha Fund" and "Large Cap Disciplined Equity Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Smith Breeden Associates, Inc. are hereby deleted.

There are no other changes to the sub-advisers of the Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Institutional Investments Trust approved a change in the availability of a list of all portfolio holdings in each Fund for each month from thirty calendar days after the end of such month to the first day of the month following the Disclosure Date (as defined below). Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 113 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end (the Disclosure Date), a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in each Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-479 (12/07)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Diversified Alpha Fund
Large Cap Disciplined Equity Fund
Large Cap Index Fund
Small Cap Fund
Small/Mid Cap Equity Fund
International Equity Fund
World Equity Ex-US Fund
Emerging Markets Equity Fund
Global Equity Fund
Global Managed Volatility Fund
Enhanced Income Fund
Core Fixed Income Fund
High Yield Bond Fund
Long Duration Fund
Extended Duration Fund
Emerging Markets Debt Fund
Real Return Plus Fund

Supplement dated December 20, 2007
to the Statement of Additional Information ("SAI") dated September 30, 2007

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Notification of Change in Name of the Enhanced Income Fund

At a meeting held on December 5, 2007, the Board of Trustees of SEI Institutional Investments Trust approved changing the name of the Trust's Enhanced Income Fund to the Enhanced LIBOR Opportunities Fund, effective January 2, 2008. The Fund's investment objective and principal strategies will not change as a result of this change and the Fund will continue to be managed in the manner described in the Prospectus. Accordingly, the SAI is hereby amended to reflect the change to the Fund's name.

Change in Sub-Adviser for the Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," all references to the Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds in the paragraph relating to Smith Breeden Associates, Inc. are hereby deleted.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," all references to the Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds in the paragraphs relating to Smith Breeden Associates, Inc. are hereby deleted.

There are no other changes to the sub-advisers of the Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Institutional Investments Trust approved a change in the availability of a list of all portfolio holdings in each Fund for each month from thirty calendar days after the end of such month to the first day of the month following the Disclosure Date (as defined below). Accordingly, the second paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page S-150 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end (the "Disclosure Date"), a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in each Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-480 (12/07)